Valuation and Qualifying Account (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Valuation and Qualifying Account

Description	Balance at beginning of period	Additions Charged to Expense	Deductions Write-offs	Exchange difference on translation of foreign financial statement	Balance at end of period
	NT$	NT$	NT$	NT$	NT$
For the year ended 2015
Allowance for doubtful accounts	1,695	—	—	—	1,695
Allowance for sales discounts	275,705	152,224	413,668	(205)	14,056
Allowance for loss on obsolescence and decline in market value of inventory	143,348	20,480	—	(772)	163,056
Allowance for loss on idle assets	93,361	64,996	45,220	(580)	112,557
For the year ended 2016
Allowance for doubtful accounts	1,695	—	—	—	1,695
Allowance for sales discounts	14,056	—	11,050	—	3,006
Allowance for loss on obsolescence and decline in market value of inventory	163,056	112,374	—	(3,978)	271,452
Allowance for loss on idle assets	112,557	91,247	76,822	(1,623)	125,359
For the year ended 2017
Allowance for doubtful accounts	1,695	11,911	1,673	—	11,933
Allowance for sales discounts	3,006	—	3,006	—	—
Allowance for loss on obsolescence and decline in market value of inventory	271,452	69,869	—	(935)	340,386
Allowance for loss on idle assets	125,359	88,231	97,961	(489)	115,140